26. Expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfExpensesByNatureLineItems [Line Items]
Cost of sales	R$ (33,931)	R$ (31,933)	R$ (28,123)
Selling expenses	(6,804)	(6,567)	(5,922)
General and administrative expenses	(972)	(884)	(766)
Operating expense	(41,707)	(39,384)	(34,811)
Cost of inventories
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(32,425)	(30,473)	(26,817)
Personnel expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(4,691)	(4,503)	(4,011)
Outsourced services
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(648)	(587)	(523)
Functional expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(2,376)	(2,304)	(2,079)
Selling expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	(1,003)	(953)	(951)
Other expenses
DisclosureOfExpensesByNatureLineItems [Line Items]
Operating expense	R$ (564)	R$ (564)	R$ (430)